Equity (Details Textuals 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Fair Value of Stock Issued										$ 2,805,000,000
Redemption premium on convertible preferred stock	0	0	0	146,000,000	0	0	0	0	146,000,000	0	0
Redemption of Convertible Preferred Stock	3,000,000,000								3,000,000,000
Convertible Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares issued	0				6,857,000				0	6,857,000
Preferred stock, par value	$ 0.01				$ 0.01				$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference					$ 0.01					$ 0.01
Fair Value of Stock Issued									2,800,000,000	0
Redemption premium on convertible preferred stock									$ 146,000,000
Convertible Preferred Stock Redemption Date									Mar. 08, 2011